Spin-off - Discontinued operations results of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Revenue	$ 37,457	$ 34,646	$ 30,978
Cost of operations	21,074	22,465	21,238
Operating profit	16,383	12,181	9,740
Interest expense	(1,561)	(2,014)	(1,366)
Provision for income taxes	7,851	3,895	3,561
Income from discontinued operations	0	2,179	4,835
Patriot Transportation
Revenue	0	41,800	129,162
Cost of operations	0	38,195	121,134
Operating profit	0	3,605	8,028
Interest expense	0	(33)	(102)
Income before income taxes	0	3,572	7,926
Provision for income taxes	0	1,393	3,091
Income from discontinued operations	$ 0	$ 2,179	$ 4,835